Prepayments, receivables and other current assets, net and other non-current assets, net	12 Months Ended
Dec. 31, 2023
Prepayments, receivables and other current assets, net and other non-current assets, net
Prepayments, receivables and other current assets, net and other non-current assets, net

8. Prepayments, receivables and other current assets, net and other non-current assets, net

Prepayments, receivables and other current assets, net consist of the following:

	As of December 31
	2022	2023
	RMB	RMB

Loans receivable, net	5,338,627	8,679,730
Short-term debt investments	582,510	1,064,663
Deductible VAT-input	1,533,722	1,023,024
Rental deposits and other deposits, net	424,492	775,829
Advances to employees and others	684,095	715,138
Prepayments for promotion and advertising expenses and other operating expenses	593,199	398,450
Prepaid income tax	92,250	381,488
Contingent consideration assets	—	239,557
Others, net	865,194	975,396
Total	10,114,089	14,253,275

Loans receivable, net which primarily represent micro loans the Group offers to individual borrowers who are registered as riders, end users or drivers via the Group’s technology platforms, mainly with terms of three to twelve months, consists of the following:

	As of December 31
	2022	2023
	RMB	RMB

Loans receivable	5,798,839	9,829,675
Allowance for credit losses	(460,212)	(1,149,945)
Loans receivable, net	5,338,627	8,679,730

8. Prepayments, receivables and other current assets, net and other non-current assets, net (Continued)

The Group considers a loan receivable to be delinquent when a monthly payment is one day past due. Generally, loans receivable are impaired and placed on non accrual status upon reaching 30 days or 90 days past due. When a loan receivable is placed on non accrual status, the Group stops accruing interest and reverses all accrued but unpaid interest as of such date. Cash payment received on non accrual loans receivable would be first applied to any unpaid principal and late payment fees, if any, before recognizing interest income. The Group writes off the loans receivable against the related allowance when management determines that full repayment of a loan is not probable. Generally, write off occurs after the 30th or 180th day of delinquency. The primary factor in making such determination is the assessment of potential recoverable amounts from the delinquent debtor.

The movement of the allowances for credit losses is as follows:

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Balance at beginning of the year	(146,432)	(604,506)	(460,212)
Foreign currency translation adjustments	—	(3,979)	(25,373)
Provision	(557,129)	(523,863)	(1,609,671)
Write‑offs	99,055	672,136	945,311
Balance at end of the year	(604,506)	(460,212)	(1,149,945)

The aging analysis of loans receivable by due date as of December 31, 2022 and 2023 is as follows:

	Past Due
				91 Days
				or	Total Past
	1‑30 Days	31‑60 Days	61‑90 Days	Greater	Due	Current	Total
As of December 31, 2022	70,990	42,495	38,340	95,028	246,853	5,551,986	5,798,839
As of December 31, 2023	219,243	110,379	85,685	127,124	542,431	9,287,244	9,829,675

Other non-current assets, net consist of the following:

	As of December 31
	2022	2023
	RMB	RMB

Deductible VAT-input	864,319	1,116,686
Prepayments for property and equipment, long-term investments and other non‑current assets	823,634	409,469
Rental deposits and other deposits, net	153,240	160,189
Contingent consideration assets	—	10,811
Others, net	19,672	22,340
Total	1,860,865	1,719,495